CONSOLIDATED STATEMENTS OF UNITHOLDERS' CAPITAL (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Unitholders' Capital [Abstract]
Underwriting discounts and expenses	$ 27,427	$ 34,556	$ 12,369